Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.65%
Alabama–1.61%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,594,159
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,453,161
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	20	19,953
Series 2016, RB	5.50%	06/01/2030	2,000	2,001,699
Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,392,328
Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,267,848
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,008
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,407,676
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(c)	5.00%	05/01/2032	9,000	9,639,110
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,160,776
				33,946,718
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	5,000	5,026,292
Arizona–2.24%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,946	2,841,142
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.63%	07/01/2048	2,000	2,026,055
Series 2019, RB(d)	5.00%	07/01/2039	1,000	1,017,553
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	640,763
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,850,535
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,551,512
Series 2019, RB(a)(c)	4.00%	06/01/2029	5,000	5,057,036
Series 2022, RB(a)(c)	5.00%	09/01/2027	4,945	5,082,042
Glendale (City of), AZ; Series 2015, Ref. RB(c)(e)	5.00%	07/01/2025	1,000	1,011,109
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,093,780
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,218,357
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,815,428
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	322,826
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,208,933
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(d)	5.25%	07/01/2033	725	745,778
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,400,082
Navajo (Nation of); Series 2015 A-144A, Ref. RB(d)	5.50%	12/01/2030	725	735,603
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	251,859
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,004,597
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,512
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,368,503
Series 2021, RB(d)	4.00%	06/15/2041	740	675,319
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	25,092
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	2,245	2,245,456
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	$20	$20,014
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,028,215
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB(c)(e)	5.00%	01/02/2025	1,000	1,001,301
				47,384,402
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,657,560
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,555
				3,188,115
California–7.83%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	186,448
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	334,255
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	318,431
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	344,172
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	327,646
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	327,118
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	104,955
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,805,438
Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,407,509
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(c)	5.25%	04/01/2030	1,275	1,375,675
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,500,493
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	415,810
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	970,058
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,575	2,630,491
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,899,204
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,310,451
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	1,013,963
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,857,917
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,002,287
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	11,631	11,763,949
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,944	5,165,932
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(c)(d)	8.00%	08/15/2025	3,585	3,694,227
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	881,195
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,013,166
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(d)	5.00%	07/01/2027	3,870	3,873,577
Series 2012, RB(a)(d)	5.00%	11/21/2045	5,000	5,000,644
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	2.38%	11/15/2028	475	468,894
Series 2021, RB(d)	3.13%	05/15/2029	4,140	4,081,491
Series 2021, RB(d)	5.00%	11/15/2036	1,660	1,694,140
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,022,597
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,164,944
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$4,300	$4,303,176
Series 2016 A, RB(d)	5.00%	12/01/2046	9,175	9,275,701
Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,047,449
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,916,666
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,282,361
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	25	25,073
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	49,688
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	918,432
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,011,989
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,129,930
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,139,029
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,418,563
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,741,108
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,214,786
Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	3,000	3,207,433
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,269,796
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,900	1,917,952
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,012,665
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	500	502,633
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,495,144
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,576
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	402,085
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	605,873
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	3,000,893
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,940,352
Series 2023 B, RB(a)	5.00%	07/01/2030	2,000	2,171,938
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(a)	5.00%	05/01/2037	8,000	8,407,436
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,055,043
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,406,718
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	1,685	1,688,454
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,105,035
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2048	70	71,435
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	4,166,654
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,048,821
				165,402,964
Colorado–1.95%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,463	1,465,103
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGC)(b)	4.00%	12/01/2046	2,500	2,437,218
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	380,088
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds(c)(e)	5.00%	12/01/2024	1,050	1,060,500
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,317,114
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	3,283	3,296,812
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	425	379,454
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,075,311
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	$2,475	$2,501,100
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,730,948
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,111,019
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,598,227
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,082,633
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	645,074
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	771,996
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,602,632
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,557,637
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,049,462
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	121,465
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	543,393
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(f)	0.00%	12/01/2025	250	233,692
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	744,030
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	139,158
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	164,927
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	250,188
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	271,521
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	276,422
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	308,343
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	107,789
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,024,609
				41,247,865
Connecticut–0.87%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,173,060
Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,488,203
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	292,607
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	553,501
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	612,889
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,219,204
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	3,009,627
				18,349,091
District of Columbia–1.57%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,240	2,240,270
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,341,776
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	5,000	2,778,113
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	22,595
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,944,229
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,704,308
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	5,445	5,444,833
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,491,731
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,646,292
Series 2024 A, Ref. RB(a)	5.00%	10/01/2034	5,000	5,483,481
				33,097,628
Florida–9.59%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,870	6,872,205
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,738,146
Babcock Ranch Community Independent Special District; Series 2024, RB(d)	5.00%	05/01/2044	875	884,292
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,451,866
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	$4,630	$4,732,584
Series 2018 B, RB	5.00%	06/01/2048	4,950	5,113,305
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	12,440	12,499,983
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(d)	5.00%	06/15/2034	785	807,740
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2035	1,085	1,089,458
Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,786,184
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB (Acquired 06/15/2018; Cost $490,326)(g)(h)	4.50%	07/01/2038	500	7,500
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,456,695
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	517,177
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.25%	06/15/2040	2,695	2,839,281
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(a)(d)	5.00%	10/01/2034	1,000	1,021,476
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $906,018)(d)(g)(h)	7.25%	05/15/2026	906	11,688
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,707,411
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,324,349
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,203,328
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.00%	07/01/2044	7,000	7,336,509
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2047	9,000	9,545,842
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(c)(d)	4.38%	10/01/2031	1,500	1,517,492
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,274,846
Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	457,886
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,100	2,321,772
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	4,125	4,165,710
Series 2017 A, RB(a)	5.00%	10/01/2042	7,115	7,271,279
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,273,006
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,225,122
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,313,206
Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,502,714
Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,718
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,003,585)(g)(h)	5.25%	04/01/2028	2,008	140,585
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,418
Series 2024, RB(a)	5.25%	10/01/2044	5,000	5,541,797
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,700	1,718,259
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	395	400,456
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,349,144
Series 2024, RB(a)	5.25%	10/01/2038	5,000	5,620,272
Series 2024, RB(a)	5.25%	10/01/2044	1,250	1,369,410
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	790,118
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	900	940,846
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,118,653
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,297,280
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,912,936
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	$15,000	$15,309,129
Series 2021, RB (INS - AGM)(b)	4.00%	10/01/2042	5,120	5,181,767
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,304,079
Series 2024 A, Ref. RB(a)	5.00%	10/01/2036	5,000	5,434,310
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,007,612
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	944,383
Series 2013 A, RB	5.00%	07/01/2033	600	600,586
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,469,008
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	372,348
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	319,043
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	531,309
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,650	3,748,240
Series 2018, RB	5.00%	11/15/2045	2,500	2,561,112
Series 2020 B, RB	4.00%	11/15/2041	250	246,662
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	417,082
Series 2018 B, RB	5.00%	05/15/2033	2,055	2,086,191
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,482,376
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,224,109
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	1,044,913
				202,490,203
Georgia–1.37%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,540,086
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,671,016
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,010
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	770	770,168
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,500,373
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,866,853
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,938,240
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	483,464
Georgia (State of) Municipal Electric Authority; Series 2012 GG, Ref. RB(c)(e)	5.00%	01/01/2025	2,000	2,002,761
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	475,784
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	487,765
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB(c)(e)	5.00%	01/01/2025	875	876,208
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,593,457
Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,303,925
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,338,143
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,987,998
				28,851,251
Guam–0.20%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,120,457
Hawaii–0.60%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	669,478
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	$6,000	$6,063,961
Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,896,325
				12,629,764
Idaho–0.00%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2014 A, RB	5.00%	03/01/2044	15	15,002
Illinois–8.35%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,679,107
Chicago (City of), IL;
Series 2008 C, Ref. RB(c)(e)	5.00%	01/06/2025	1,500	1,502,502
Series 2008, Ref. RB(c)(e)	5.00%	01/01/2025	2,450	2,453,483
Series 2008, Ref. RB(c)(e)	5.00%	01/06/2025	50	50,083
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,004,881
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,849,712
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,101,627
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,179,375
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,538,525
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,513,136
Series 2024 A, GO Bonds	5.00%	01/01/2045	2,000	2,055,824
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	709	709,302
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,124,109
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)(c)(e)	5.00%	01/01/2025	6,000	6,006,806
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,789,419
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,282,169
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	1,700	1,874,814
Series 2024 C, Ref. RB(a)	5.25%	01/01/2044	1,320	1,451,025
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,709,628
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,410,093
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,042,467
Series 2017, RB	5.75%	04/01/2035	1,000	1,042,360
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,567,054
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,050,461
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,309,826
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,944,281
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,008,803
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,661
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,268,616
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,024,714
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,611,880
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	275	283,339
Series 2014, GO Bonds(c)(e)	5.00%	01/14/2025	25	25,047
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,171,189
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,070,003
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,165,594
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,256,219
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,494,198
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,092,595
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,944,439
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,477,861
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,023,290
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,231,594
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,677,902
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	316,175
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,418,718
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2024 B, GO Bonds	5.25%	05/01/2044	$5,000	$5,517,731
Series 2024, Ref. GO Bonds	5.00%	02/01/2038	1,375	1,536,719
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,478,823
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,965
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,239,342
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,333,839
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,036	566,212
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,526,069
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	1,680	1,746,495
Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	2,165,233
Series 2002, RB (INS - NATL)(b)(f)	0.00%	06/15/2033	3,490	2,577,165
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	10,000	7,243,518
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,472,785
Illinois (State of) Sports Facilities Authority; Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,073,499
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,984,332
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	759,513
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,875	1,942,000
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,051,943
Springfield (City of), IL; Series 2015, Ref. RB(c)(e)	5.00%	03/01/2025	3,500	3,515,491
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(e)	5.00%	02/01/2028	40	42,395
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	855	910,730
				176,219,705
Indiana–1.48%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	585	589,121
Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,163,919
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	212,875
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	10,014,121
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,385,237
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,005,428
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,984,589
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	495	467,846
Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	4,049,365
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	105	99,863
Series 2017, RB	5.88%	01/01/2037	755	708,074
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	490	455,740
				31,136,178
Iowa–1.51%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,551,508
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	5,147,588
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(e)	4.00%	12/01/2032	5,350	5,804,778
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,057,426
Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	3,059,307
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,487,568
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	123,045
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,468,826
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	450	450,000
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,775,328
				31,925,374
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.33%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	$1,210	$1,236,493
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,365,950
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	765	772,946
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,151,479
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,173,784
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,232,672
				6,933,324
Kentucky–1.70%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	393,512
Series 2019, Ref. RB	5.00%	02/01/2032	450	468,474
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,009,855
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.58%	02/01/2025	1,430	1,430,325
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,876,956
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,510,552
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,013,575
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,006,057
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,472,784
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,062,305
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,639,022
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,273,769
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,617,239
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	106,500
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	106,009
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	105,975
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	106,083
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	5,081,158
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,496,594
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,495,760
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,668,906
				35,941,410
Louisiana–1.09%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	1,405	1,417,886
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	212,500
Series 2017, Ref. RB	5.00%	07/01/2029	400	340,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	425,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,593,731
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,627
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)(c)(e)	5.00%	01/01/2025	1,750	1,752,057
Series 2015 B, RB(a)(c)(e)	5.00%	01/01/2025	1,805	1,807,121
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	$220	$231,758
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	152,453
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	104,889
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	374,248
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	212,291
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	143,072
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	105,861
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	3,004,059
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,765,976
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,961,838
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,801,049
Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,325,597
				22,983,013
Maryland–0.68%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,289,119
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,045,134
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	986,731
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	98,987
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center); Series 2015 A, Ref. RB	5.00%	07/01/2040	4,350	4,365,731
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	347,246
Series 2021, Ref. RB	4.00%	06/01/2036	450	441,855
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,511,103
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	900	878,591
Series 2020, RB	4.00%	09/01/2040	2,500	2,368,429
				14,332,926
Massachusetts–1.96%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	5,320,264
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,018,726
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,578,849
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,937,210
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	5,017,080
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,621,416
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,528,016
Series 2017, Ref. RB(d)	5.00%	10/01/2057	5,420	5,422,456
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,268,889
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,279,884
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,013,279
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,735,371
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,685,078
				41,426,518
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.26%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	$730	$742,501
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,660,433
Kent (County of), MI; Series 2015, Ref. GO Bonds	5.00%	01/01/2037	2,000	2,002,229
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(e)	5.00%	10/15/2025	615	625,295
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,452,577
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,110	1,134,206
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	757,260
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,070,625
Series 2024, RB	5.25%	02/28/2042	1,000	1,102,137
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB(c)(e)	4.50%	01/17/2025	5,590	5,598,571
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,475	1,609,817
Series 2024 D, RB	6.25%	06/01/2055	2,750	3,053,469
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/04/2019; Cost $1,571,130)(d)(g)(h)	5.00%	07/01/2031	1,530	841,500
				26,650,620
Minnesota–0.79%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	265	207,002
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	260	252,597
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	203,537
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	513,088
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,638,277
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(a)	5.00%	01/01/2033	5,000	5,454,399
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,760,143
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	3,000	3,275,723
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	2,030,589
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2024	175	175,000
Series 2014, RB	5.00%	12/01/2029	1,000	1,000,449
				16,631,266
Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,877,131
Missouri–0.77%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,093,108
Series 2017, Ref. RB	5.00%	03/01/2029	100	103,938
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,937,581
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,004,019
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,943
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,691,649
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,013,827
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,322,300
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,141,228
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	12/01/2027	640	645,896
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,355	1,351,454
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	$1,000	$1,001,111
				16,316,054
Nebraska–0.58%
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,278,911
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	7,007,715
				12,286,626
Nevada–0.28%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	120	121,057
Series 2015, RB	5.00%	08/01/2029	1,110	1,120,218
Series 2015, RB	5.00%	08/01/2031	1,225	1,235,704
Series 2015, RB	5.00%	08/01/2032	300	302,452
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	222,874
Series 2020, RB	4.00%	12/01/2030	235	227,415
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,646,111
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,020	1,000,101
				5,875,932
New Hampshire–0.85%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,651	6,754,778
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	894,489
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	319,722
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,316,611
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,943	1,907,472
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	5,290	5,833,887
				18,026,959
New Jersey–4.95%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	260,321
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(e)	5.00%	12/01/2024	460	460,000
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,218,120
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,018,708
Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,513,934
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	11,035	11,051,065
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,150
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	97	105,109
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	395	395,271
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,533,383
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,032
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,015,052
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,014,452
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,392,025
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,132,933
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,000,916
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,744,659
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	$395	$366,523
Series 2017 F, RB	5.00%	07/01/2033	415	384,202
Series 2017 F, RB	5.00%	07/01/2035	1,000	889,983
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,250	2,460,504
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(f)	0.00%	12/15/2026	2,545	2,383,731
Series 2008 A, RB(f)	0.00%	12/15/2028	255	223,228
Series 2008 A, RB (INS - BAM)(b)(f)	0.00%	12/15/2037	5,000	3,119,726
Series 2009 C, RB(c)(e)	5.25%	01/15/2025	250	250,556
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,407,962
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,355,033
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,031,989
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,490,684
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,040,043
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,255,486
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	500,588
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,628,168
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,209,601
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,237,995
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,511,645
Series 2018 B, Ref. RB	5.00%	06/01/2046	11,450	11,507,619
				104,561,396
New Mexico–0.13%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	753,689
Series 2019 A, RB	5.00%	05/15/2039	1,960	2,011,026
				2,764,715
New York–11.85%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,544,489
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(d)(g)(h)	5.00%	10/01/2038	284	8,519
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(d)(j)	5.25%	12/31/2033	1,500	1,513,625
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	155	155,054
Series 2014, Ref. RB(a)(d)	5.00%	01/01/2035	1,000	1,000,727
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	340,093
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	923,007
Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,255,572
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,904,999
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,545,812
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	843,241
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,215	1,180,124
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	160,239
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	394,594
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	352,470
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	$500	$569,565
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,129,980
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	1,500	1,689,438
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	1,655	1,849,472
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,083,459
Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	9,000	9,416,039
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,644,197
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,908,587
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,701,220
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,104,097
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,077,261
Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,082,292
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	5,000	5,219,422
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,571,023
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,942,039
Series 2024 C, RB	5.00%	05/01/2042	10,000	11,357,348
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,818,135
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,196,390
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	2,005,944
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	2,009,200
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,336,533
Series 2024, RB	5.25%	11/01/2042	2,000	2,193,078
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,587,689
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	300,000
Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,990,118
Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	992,034
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(b)	5.00%	10/01/2038	1,230	1,386,618
Series 2024, RB (INS - AGC)(b)	5.00%	10/01/2039	1,285	1,444,128
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	10,050,915
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,150	4,230,581
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,260,567
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,600	3,681,366
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,549,544
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,995	2,041,171
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	3,098,755
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	286,596
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	275,959
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	474,603
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	3,199,850
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,308,009
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	785	786,315
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,532,076
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,315	1,379,200
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,054,933
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,740,551
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	$10,000	$10,145,622
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,184,444
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,898,962
Series 2018, RB(a)	5.00%	01/01/2036	3,960	4,069,538
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,011,783
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,100,587
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,854,897
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	974,536
Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,500,044
Series 2023, RB(a)	6.00%	04/01/2035	5,000	5,626,579
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,737,016
Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,267,043
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,188,661
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	448,319
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	245	248,183
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,512,676
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.00%	12/01/2034	2,400	2,501,631
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	860	853,065
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,723,397
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,066,798
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,549,363
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,032,175
				250,174,181
North Carolina–1.25%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,712,570
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,222,587
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,348,184
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,413,300
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	4,000	4,393,553
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,123,234
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	276,589
Series 2021, RB	4.00%	03/01/2030	285	285,655
Series 2021, RB	4.00%	03/01/2031	290	290,463
Series 2021, RB	4.00%	03/01/2036	900	885,534
Series 2021, RB	4.00%	03/01/2041	1,050	993,372
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,350,122
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,029,457
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	811,400
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,283,060
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,884,425
				26,303,505
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	245	244,072
Series 2016, RB	5.10%	04/15/2036	2,815	2,828,865
				3,072,937
Ohio–2.04%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,750	3,805,982
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,266,259
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	$1,195	$1,206,176
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,350	3,390,128
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,922,087
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,638,405
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(b)	4.00%	12/01/2032	5,000	5,000,503
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	565	565,298
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,244,750
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(a)(b)	5.00%	12/31/2035	885	890,377
Ohio (State of) Air Quality Development Authority (American Electric Power Co.); Series 2005, Ref. RB(a)	3.75%	01/01/2029	3,000	2,985,883
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	4,000	3,752,770
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,033
				43,018,651
Oklahoma–0.44%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,036,505
Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,255,802
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,027,795
				9,320,102
Oregon–0.64%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	506,195
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,635
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	1,500	1,487,998
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	295,454
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,313,367
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,472,170
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	2,271,257
				13,597,076
Pennsylvania–4.25%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,090,506
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,616,267
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(d)	5.00%	05/01/2042	1,000	1,004,084
Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,881,527
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,001,926)(h)	5.00%	12/01/2030	1,000	912,546
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,417,646)(h)	5.25%	12/01/2045	1,400	1,059,888
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,439
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,335
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,343
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	793,581
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	2,500	2,657,334
Series 2018, RB	5.00%	06/01/2033	4,000	4,222,534
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(e)	5.00%	07/01/2025	80	80,796
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,027,304
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,027,251
Series 2018, Ref. RB	5.00%	12/01/2033	750	764,403
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2029	$1,500	$1,505,931
Series 2015, Ref. RB	5.00%	11/01/2035	710	712,049
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,114,444
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	510,180
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,785,102
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	320,416
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	398,978
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	451,165
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,777,892
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,108,461
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC); Series 2009, Ref. RB(c)	5.25%	06/01/2027	5,225	5,325,910
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,623,506
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,332,781
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,210,981
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	4,665	4,538,436
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,189,975
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,104,016
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	124,066
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	254,466
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,011,683
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,529,867
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,771,871
Philadelphia (City of), PA; Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	5,052,309
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,045,649
Series 2017, RB	5.00%	12/01/2037	1,310	1,361,393
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,507,948
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	885,211
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	856,491
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,084,941
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,361,079
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,587,924
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,364,013
Philadelphia School District (The);
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	754,328
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	538,002
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,188
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	25,935
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	115,887
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	94,597
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	175	176,218
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	501,797
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	$500	$521,224
				89,787,448
Puerto Rico–4.05%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	675	678,586
Series 2002, RB	5.63%	05/15/2043	4,655	4,710,839
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,246,604
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,100	5,613,012
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,509,761
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,929,457
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,668,374
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,288,238
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,162,833
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	990,501
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,320,950
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,359,947
Subseries 2022, RN(f)	0.00%	11/01/2043	9,528	5,895,538
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,638,288
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	462,674
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,145	1,145,222
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	20,432	17,195,727
Series 2018 A-1, RB(f)	0.00%	07/01/2046	17,000	5,759,345
				85,575,896
Rhode Island–1.16%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	215	215,439
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,385,009
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	906,818
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,088,259
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,577,486
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,674,370
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,730	2,735,566
				24,582,947
South Carolina–0.22%
South Carolina (State of) Housing Finance & Development Authority; Series 2023 B, RB	6.00%	01/01/2054	2,485	2,736,584
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	963,368
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,025	1,019,248
				4,719,200
South Dakota–0.00%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	30	30,024
Tennessee–0.68%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,488
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	540	546,403
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	741,655
Series 2021, RB(f)	0.00%	04/01/2037	1,375	809,584
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,224,586
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	$650	$650,101
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	638,750
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	8,300	8,987,601
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	152,809
				14,251,977
Texas–8.99%
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	80	80,216
Series 2017 A, RB	5.00%	08/15/2038	115	115,482
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	1,000	1,000,768
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	1,021,337
Austin (City of), TX;
Series 2014, RB(a)	5.00%	11/15/2032	2,585	2,589,492
Series 2014, RB(a)	5.00%	11/15/2039	1,885	1,887,773
Series 2014, RB(a)	5.00%	11/15/2044	1,000	1,001,256
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,072,762
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,212,489
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	6,000	6,123,838
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	546,394
Series 2022 A, RB	4.00%	08/15/2034	555	564,189
Series 2022 A, RB	4.00%	08/15/2035	410	415,390
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	504,706
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,031,096
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,076,106
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5,750	5,762,731
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	999,947
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,010	1,068,125
Generation Park Management District; Series 2024, GO Bonds (INS - AGC)(b)	4.00%	09/01/2038	1,690	1,698,873
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,657,281
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,113,979
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,665	1,562,288
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	4.00%	08/15/2043	5,000	5,055,977
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	600	600,492
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,235	1,235,182
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	4,086,329
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,213,713
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,331,435
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	511,598
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,344,286
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,428,625
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	252,589
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	5,000	5,005,305
Hurst-Euless-Bedford Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	3,072,877
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	5,613,400
Katy Independent School District; Series 2015 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	2,550	2,553,324
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2028	4,110	4,271,297
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	2,935	2,934,964
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	$10,000	$10,031,616
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,135	2,084,146
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,723,686
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	140	140,023
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	540,712
Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,399,264
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,111,736
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,229,029
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,023,537
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	170	167,702
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,107,761
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,215,190
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,230	1,230,199
Series 2014, RB	5.50%	01/01/2035	1,400	1,400,145
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	170	170,422
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,095,360
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	757,979
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	543,236
Series 2021, RB(a)(d)	2.25%	01/01/2029	800	743,467
Series 2024, RB(a)(d)	5.00%	01/01/2039	1,000	1,040,681
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,964,291
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,014,531
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,522,866
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	1,200	1,175,869
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	10,025,748
Texas (State of);
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,844,719
Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,931,070
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,628,878
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	949,283
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,319,035
Series 2019, RB(f)	0.00%	08/01/2036	1,500	917,743
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,115	4,220,880
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,498,600
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,365,066
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds(e)	6.00%	12/01/2024	665	665,000
Series 2015, Ref. GO Bonds(e)	6.00%	12/01/2024	920	920,000
Series 2015, Ref. GO Bonds(e)	6.00%	12/01/2024	1,005	1,005,000
Series 2015, Ref. GO Bonds(e)	6.00%	12/01/2024	500	500,000
				189,842,381
Utah–1.16%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,829,719
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	474,509
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	928,436
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,955,377
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	$3,500	$3,650,549
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,051,829
Utah Housing Corp.; Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	5,000	5,566,760
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,062,360
				24,519,539
Vermont–0.05%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,000,948
Virginia–1.03%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	445	440,646
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,017,913
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2014, Ref. RB	4.00%	01/01/2025	705	704,646
Series 2019 A, RB	5.00%	01/01/2034	550	555,916
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	900	900,531
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,454,397
Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,377,407
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,535,641
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,913,324
Virginia (Commonwealth of) Small Business Financing Authority (Pure Salmon Virgina LLC); Series 2022, RB(a)(c)	4.00%	11/20/2025	2,000	2,001,626
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	155,623
Series 2018, Ref. RB	5.00%	09/01/2030	455	471,816
Series 2023, RB	6.25%	09/01/2030	4,000	4,135,755
				21,665,241
Washington–1.73%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	72,216
Series 2018 B, RB(d)	5.00%	01/01/2032	100	103,165
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	15,004
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,465,490
Series 2019, RB(a)	5.00%	04/01/2029	5,000	5,317,314
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,232,969
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,944,571
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	59,997
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,103,818
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,397,673
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RN	4.00%	07/01/2031	1,250	1,282,677
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.58%	01/01/2025	3,350	3,351,786
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	503,743
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,196,857
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,320
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,019
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,549,137
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,393,977
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	$1,350	$1,355,639
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,453,868
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(e)	6.00%	07/01/2025	115	116,547
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	721,477
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	755,005
Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,897,225
				36,510,494
West Virginia–0.38%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	5,000	5,110,157
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	1,001,023
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(g)	6.75%	02/01/2026	2,000	1,400,000
Series 2018, RB(a)(d)(g)	8.75%	02/01/2036	640	512,000
				8,023,180
Wisconsin–2.51%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,334,497
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,002,448
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,580,447
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,736,461
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,453,533
Series 2012, RB	5.00%	06/01/2026	1,000	1,000,952
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,580
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,166
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,584,989
Series 2024, RB(d)	5.50%	12/15/2028	2,050	2,057,115
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	329,357
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	605,692
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,650	1,654,732
Series 2016 A, RB(d)	4.63%	06/01/2036	160	160,194
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	839,909
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	4,187	2,739,720
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,127,093
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,070	1,096,701
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	495,983
Series 2022 A, RB(d)	6.13%	02/01/2039	485	481,103
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,807	1,707,363
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,355	1,347,001
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	2,000	2,069,577
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,142,395
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	5,000	5,013,171
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	230	230,513
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	504,124
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	$3,655	$3,812,701
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	20	20,000
				53,091,017
Total Municipal Obligations (Cost $2,045,148,132)				2,061,725,643
			Shares
Exchange-Traded Funds–0.04%
Invesco Municipal Strategic Income ETF (Cost $872,610)(k)			17,000	875,840
TOTAL INVESTMENTS IN SECURITIES(l)–97.69% (Cost $2,046,020,742)				2,062,601,483
OTHER ASSETS LESS LIABILITIES–2.31%				48,841,319
NET ASSETS–100.00%				$2,111,442,802
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $165,573,581, which represented 7.84% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $3,042,254, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at November 30, 2024 was $3,102,688, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$3,230	$-	$875,840	$8,749

(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,061,725,643	$—	$2,061,725,643
Exchange-Traded Funds	875,840	—	—	875,840
Total Investments in Securities	875,840	2,061,725,643	—	2,062,601,483
Other Investments - Assets
Investments Matured	—	2,474	—	2,474
Total Investments	$875,840	$2,061,728,117	$—	$2,062,603,957
Invesco Intermediate Term Municipal Income Fund